PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY , PLANT AND EQUIPMENT

	June 30, 2023	December 31, 2022
Buildings	$11,877	$12,487
Vehicles	40,380	42,453
Construction in progress	10,351,603	10,883,051
Subtotal	10,403,860	10,937,991
Less: accumulated depreciation	(18,270)	(14,381)
Property, plant and equipment, net	$10,385,590	$10,923,610

	December 31, 2022	December 31, 2021
Buildings	$12,487	$13,514
Vehicles	42,453	45,948
Construction in progress	10,883,051	11,778,957
Subtotal	10,937,991	11,838,419
Less: accumulated depreciation	(14,381)	(5,117)
Property, plant and equipment, net	$10,923,610	$11,833,302